Additional Information of Expenses by Nature - Additional Information (Detail) - TWD ($) $ in Millions				12 Months Ended
	Feb. 13, 2018	Feb. 14, 2017	Feb. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by nature [line items]
Profit sharing bonus to employees, amount				$ 23,019.1	$ 22,418.3	$ 20,556.9
Director 1 [member]
Expense by nature [line items]
Approved profit sharing bonus in cash	$ 368.9	$ 376.4	$ 356.2
Employees [member]
Expense by nature [line items]
Approved profit sharing bonus in cash			$ 20,556.9
Top of range [member] | Director 1 [member]
Expense by nature [line items]
Profit sharing bonus, percentage				0.30%	0.30%	0.30%
Bottom of range [member] | Employees [member]
Expense by nature [line items]
Profit sharing bonus, percentage				1.00%	1.00%	1.00%